Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 218,472	€ 148,519
Other financial assets	207,423	213,686
Accounts receivables	4,093	1,111
Other current assets	19,382	13,838
Total current assets	449,370	377,154
Non-current assets
Property, plant and equipment	43,747	13,456
Intangible assets	1,523	1,632
Right-of-use assets	13,308	13,033
Other non-current assets	2,017	2,545
Total non-current assets	60,595	30,666
Total assets	509,965	407,820
Current liabilities
Accounts payables	25,206	13,056
Deferred revenue	100,401	64,957
Liabilities for warrants	18,993	16,914
Lease liabilities	2,604	2,159
Other current liabilities	9,348	9,366
Total current liabilities	156,552	106,452
Non-current liabilities
Deferred revenue	115,527	75,759
Lease liabilities	12,798	12,403
Other non-current liabilities	4	42
Total non-current liabilities	128,329	88,204
Shareholders' equity
Share capital	847	767
Share premium	823,166	714,177
Accumulated deficit	(597,293)	(500,299)
Other reserves	(1,636)	(1,481)
Total shareholders' equity	225,084	213,164
Total liabilities and shareholders' equity	€ 509,965	€ 407,820